Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 17,348,626
Cash and due from banks		₩ 22,668,598
Due from banks at fair value through profit or loss	870,656
Securities at fair value through profit or loss	41,454,916
Loans at fair value through profit or loss	1,209,194
Trading assets		28,464,296
Financial assets designated at fair value through profit or loss		3,579,057
Derivative assets	1,793,613	3,400,178
Loans at amortized cost	299,609,472
Loans		275,565,766
Securities at fair value through other comprehensive income	38,314,170
Available-for-sale financial assets		42,116,937
Securities at amortized cost	28,478,136
Held-to-maturity financial assets		24,990,680
Other	16,837,141	12,041,304
Financial assets, Total	445,915,924	412,826,816
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0
Due from banks at fair value through profit or loss	870,656
Securities at fair value through profit or loss	41,454,916
Loans at fair value through profit or loss	1,209,194
Derivative assets	1,727,321
Loans at amortized cost	0
Securities at fair value through other comprehensive income	0
Securities at amortized cost	0
Other	0
Financial assets, Total	45,262,087
Trading assets
Classification by categories of financial assets [Line Items]
Cash and due from banks		0
Trading assets		28,464,296
Derivative assets		3,280,775
Loans		0
Available-for-sale financial assets		0
Held-to-maturity financial assets		0
Other		0
Financial assets, Total		31,745,071
Financial assets designated at FVTPL(IAS39)
Classification by categories of financial assets [Line Items]
Cash and due from banks		0
Trading assets		0
Financial assets designated at fair value through profit or loss		3,579,057
Derivative assets		0
Loans		0
Available-for-sale financial assets		0
Held-to-maturity financial assets		0
Other		0
Financial assets, Total		3,579,057
Securities at fair value through other comprehensive income
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0
Due from banks at fair value through profit or loss	0
Securities at fair value through profit or loss	0
Loans at fair value through profit or loss	0
Derivative assets	0
Loans at amortized cost	0
Securities at fair value through other comprehensive income	38,314,170
Securities at amortized cost	0
Other	0
Financial assets, Total	38,314,170
AFS financial assets
Classification by categories of financial assets [Line Items]
Cash and due from banks		0
Trading assets		0
Financial assets designated at fair value through profit or loss		0
Derivative assets		0
Loans		0
Available-for-sale financial assets		42,116,937
Held-to-maturity financial assets		0
Other		0
Financial assets, Total		42,116,937
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	17,348,626
Due from banks at fair value through profit or loss	0
Securities at fair value through profit or loss	0
Loans at fair value through profit or loss	0
Derivative assets	0
Loans at amortized cost	299,609,472
Securities at fair value through other comprehensive income	0
Securities at amortized cost	28,478,136
Other	16,837,141
Financial assets, Total	362,273,375
HTM financial assets
Classification by categories of financial assets [Line Items]
Cash and due from banks		0
Trading assets		0
Financial assets designated at fair value through profit or loss		0
Derivative assets		0
Loans		0
Available-for-sale financial assets		0
Held-to-maturity financial assets		24,990,680
Other		0
Financial assets, Total		24,990,680
Loans and receivable
Classification by categories of financial assets [Line Items]
Cash and due from banks		22,668,598
Trading assets		0
Financial assets designated at fair value through profit or loss		0
Derivative assets		0
Loans		275,565,766
Available-for-sale financial assets		0
Held-to-maturity financial assets		0
Other		12,041,304
Financial assets, Total		310,275,668
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0
Cash and due from banks		0
Due from banks at fair value through profit or loss	0
Securities at fair value through profit or loss	0
Loans at fair value through profit or loss	0
Trading assets		0
Financial assets designated at fair value through profit or loss		0
Derivative assets	66,292	119,403
Loans at amortized cost	0
Loans		0
Securities at fair value through other comprehensive income	0
Available-for-sale financial assets		0
Securities at amortized cost	0
Held-to-maturity financial assets		0
Other	0	0
Financial assets, Total	₩ 66,292	₩ 119,403